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[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS Money Market Fund
Supplement to the Prospectus and Statement of Additional Information ("SAI") dated June 28, 2005

April 7, 2006

Dear Investor:

The purpose of this supplement is to provide you with information regarding the transfer of the investment advisory and administration contract (the "Advisory and Administration Contract") between UBS Master Series, Inc., on behalf of UBS Money Market Fund (the "Fund"), and UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), the Fund's prior investment advisor, to UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a sister company of UBS Global AM
(US).

In connection with an internal reorganization involving UBS Global AM and UBS Global AM (US), the Fund's Board of Directors approved the transfer of the Advisory and Administration Contract from UBS Global AM (US) to UBS Global AM effective April 1, 2006. All of the personnel of UBS Global AM (US) who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM. UBS Global AM has the same contractual rights and responsibilities under the Advisory and Administration Contract as those previously held by UBS Global AM
(US). UBS Global AM and UBS Global AM (US) are both indirect wholly owned subsidiaries of UBS AG.

UBS Global AM (US) continues to serve as the Fund's principal underwriter.

As a result of the transfer of the Advisory and Administration Contract, the Prospectus and SAI are hereby revised as follows:

ALL REFERENCES IN THE PROSPECTUS AND SAI TO "UBS GLOBAL ASSET MANAGEMENT (US) INC." OR "UBS GLOBAL AM," IN ITS CAPACITY AS THE INVESTMENT ADVISOR AND ADMINISTRATOR OF THE FUND, SHALL BE DEEMED TO REFER TO "UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC." REFERENCES TO "UBS GLOBAL ASSET MANAGEMENT (US) INC." OR "UBS GLOBAL AM," IN ITS CAPACITY AS THE PRINCIPAL UNDERWRITER OF THE FUND, CONTINUE TO REFER TO "UBS GLOBAL ASSET MANAGEMENT (US) INC."

Additionally, please note the following specific changes:

THE FIRST PARAGRAPH UNDER THE SECTION CAPTIONED "INVESTMENT ADVISOR" ON PAGE 17 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

     UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the US Securities and Exchange Commission. As of December 31, 2005, UBS Global AM had approximately $72.5 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $581.5 billion in assets under management worldwide as of December 31, 2005. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

ON PAGE 1 OF THE SAI, THE SECOND PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

     The fund's investment advisor and administrator is UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). UBS Global Asset Management
     (US) Inc. ("UBS Global AM (US)") serves as the fund's principal underwriter and selects dealers for the sale of fund shares. UBS Global AM and UBS Global AM (US) are indirect wholly owned subsidiaries of UBS AG.

                                                                     Code ZS283

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THE SECOND PARAGRAPH UNDER THE SECTION "INVESTMENT ADVISORY, ADMINISTRATION AND
PRINCIPAL UNDERWRITING ARRANGEMENTS--INVESTMENT MANAGEMENT AND ADMINISTRATION ARRANGEMENTS" ON PAGE 22 OF THE SAI IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

     During the fiscal years ended February 28, 2005, February 29, 2004, and February 28, 2003, the fund paid (or accrued) to UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), the fund's previous investment advisor and administrator, investment advisory and administrative fees of $147,195, $282,224 and $338,204, respectively. For the fiscal years ended February 28, 2005, February 29, 2004, and February 28, 2003, UBS Global AM
     (US) voluntarily waived $147,195, $282,224 and $131,948, respectively, of its investment advisory and administrative fees. At February 28, 2005 and February 29, 2004, UBS Global AM (US) owed the fund $47,064 and $151,803 respectively for fee waiver and expense reimbursements.

THE SECTION CAPTIONED "APPROVAL OF THE ADVISORY AND ADMINISTRATION CONTRACT" ON PAGES 23-24 OF THE SAI IS DELETED IN ITS ENTIRETY.

IN THE SECTION CAPTIONED "PRINCIPAL UNDERWRITING ARRANGEMENTS" ON PAGES 24-26 OF THE SAI, EACH REFERENCE TO "UBS GLOBAL AM" AS THE FUND'S PRINCIPAL UNDERWRITER IS CHANGED TO "UBS GLOBAL AM (US)."

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